COLUMBIA SMALL CAP FUND
                                  (the "Fund")
              Supplement to the Prospectuses dated February 1, 2005

The section entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is replaced in its entirety as follows:

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

PETER LARSON, a senior vice president of Columbia Management, is the lead manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been associated with Columbia Management or its predecessors since 1963.

RICHARD G. D'AUTEUIL, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. D'Auteuil has been associated with Columbia Management or its predecessors since May, 1993.

ALLYN SEYMOUR, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Seymour has been associated with Columbia Management or its predecessors since September, 1993.


SUP-47/90461-0805                                           September 2, 2005

                       COLUMBIA SMALL COMPANY EQUITY FUND
                                  (the "Fund")
              Supplement to the Prospectuses dated February 1, 2005
                 (Replacing the Supplement dated June 24, 2005)

Effective September 30, 2005, Mr. Steven R. Lilly will be leaving Columbia Management. The section entitled "MANAGING THE FUND: PORTFOLIO MANAGERS" is replaced in its entirety as follows:

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

CHRISTIAN PINENO, a portfolio manager of Columbia Management, is the lead manager for the Fund and has been associated with the Fund since June, 2005. Mr. Pineno has been associated with Columbia Management or its affiliates since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Management or its affiliates since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.



SUP-47/90460-0805                                             September 2, 2005